Fair Value (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value (Textual) [Abstract]
Other real estate owned	$ 154,093	$ 168,781	$ 70,817
Other real estate valuation allowance	22,498	7,781
Carrying Value [Member]
Fair Value (Textual) [Abstract]
Other real estate owned	101,695	95,557
Other real estate valuation allowance	$ 16,050	$ 7,690